Material accounting policies (Details Narrative)				1 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 AUD ($)	Apr. 15, 2025 USD ($)	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 AUD ($) shares	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jul. 01, 2025 AUD ($)	Jun. 30, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Loss after income tax						$ 4,314,231	$ 1,941,033	$ 3,891,586
Net cash used by operating activities						688,667	1,112,902	2,260,971
Cash and cash equivalents						594,671	275,875	3,174,700		$ 4,083,735
Current assets exceed current liabilities						153,092
Total gross proceeds			$ 1,838,680			3,259,448	769,936	3,295,822
Issue of equity							$ 769,936	$ 3,295,822
Equity shares to be issued						1,324,023
Short term lease expense						$ 5,000
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents									$ 1,376,252
Current assets exceed current liabilities									$ 934,673
Ordinary shares | shares				69,728	69,728
Total gross proceeds				$ 514,656	$ 781,581
Issue of equity	$ 514,656	$ 781,581